Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Information
16.	Supplemental Cash Flow Information

a)	The changes in non-cash working capital items related to operating activities for the years ended December 31, 2011, 2010, and 2009 are as follows:

	Year Ended December 31,
	2011	2010	2009
Accounts receivable and interest receivable	(808)	(3,061)	7,782
Pool receivables from affiliates	6,697	7,327	(1,882)
Due from affiliates	(253)	(9,287)	22,717
Prepaid expenses and other current assets	(1,409)	1,273	3,289
Accounts payable and accrued liabilities	(1,788)	(3,768)	3,650
Due to affiliates	(842)	5,841	—
Deferred revenue	(2,692)	(978)	(1,004)
Other	262	692	778

	(833)	(1,961)	35,330

b)	Cash interest paid (including interest paid by the Dropdown Predecessor) during the years ended December 31, 2011, 2010, and 2009 totalled $79.1 million, $64.4 million, and $47.2 million, respectively, including realized losses on the Company’s interest rate swaps.
c)	Increases and decreases in the amount of debt allocated to Dropdown Predecessor from Teekay has been treated as a non-cash transaction in the Company’s statement of cash flows. Such repayments (drawdowns) for the years ended December 31, 2011, 2010 and 2009 were $(82.3) million, $171.4 million and $(125.5) million, respectively.